NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2022
Noncontrolling Interest [Abstract]
SUMMARY OF CHANGES IN NON-CONTROLLING INTEREST

The following table sets forth a summary of the changes in non-controlling interest:

	December 31, 2022	December 31, 2021
Non-controlling interest beginning of the year	$(894,742)	(333,415)
Issuance of shares by EnderbyWorks, LLC	4,900	-
Net income	8,122	(912,269)
Deconsolidation	-	350,942
Non-controlling interest at December 31, 2022	$(881,720)	(894,742)